FAIR VALUE OF FINANCIAL INSTRUMENTS	3 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
10. FAIR VALUE OF FINANCIAL INSTRUMENTS

At December 31, 2013 and March 31, 2014, the carrying values of financial instruments such as cash and cash equivalents, trade receivables and payables, other receivables and accrued liabilities and the current portion of long-term debt approximated their market values, based on the short-term maturities of these instruments.

The company calculates fair value for its marketable securities based on quoted market prices for identical assets and liabilities which represents Level 1 of ASC 820-10 fair value hierarchy.

At December 31, 2013 and March 31, 2014 the fair value of long-term debt and long term receivables was comparable with their carrying values.

The following table presents information about the Company securities based on quoted market prices for identical assets and liabilities for March 31, 2014 and indicates the fair value hierarchy of the valuation technics utilized to determine such fair value.

						March,31 2014			March,31 2013
(in thousands)	Net Carrying Value as of December 31,	Net Carrying Value as of March 31,	Fair Value Measured and Recorded Using			Operational Gain (losses) recognized in	Financial Gain (losses) recognized in		Operational Gain (losses) recognized in	Financial Gain (losses) recognized in
	2013	2014	Level 1	Level 2	Level 3	earnings	earnings	Total	earnings	earnings	Total
Assets
Cash and cash equivalent	6,636	55,505	55,505	-	-	-	-	-	-	-	-
Marketable securities	401	28,018	28,018	-	-	-	-	-	-	-	-
Liabilities
Acquisition liability contingent consideration (a)	37,991	38,868	-	-	38,868	(849)	-	(849)	(531)	-	(531)
Acquisition liability note (b)	10,405	-	-	-	-	(3,013)		(3,013)	(266)		(266)
Acquisition liability warrant consideration (c)	10,497	24,274	-	-	24,274	(13,777)	-	(13,777)	(2,169)	-	(2,169)
Deerfield Royalty Agreement (d)	4,590	4,696			4,696		(105)	(105)	-	-	-
Broadfin Royalty Agreement (e)	2,187	2,238			2,239		(52)	(52)	-	(52)	(52)
Total						(17,639)	(157)	(17,796)	(2,966)	(52)	(3,018)

The fair value of the financial instruments in connection with the acquisition of Éclat (see note 8 Long-Term Debt) are estimated as follows:

(a) Acquisition liability contingent consideration: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual gross profit of each of the products which formed the project portfolio at the time of acquisition of Éclat Pharmaceuticals (Note 8 Long Term Debt).

The fair value of the contingent consideration will change over time in accordance with the changes in market conditions and thus business plan projections as the relate to market size, market share, product pricing, competitive landscape, gross profit margins expected for each of the products.

(b) Acquisition liability Note: the Company uses a probability-weighted discounted cash flow model (see note 8 Long Term Debt). The note was repaid on March 24, 2014.

(c) Acquisition liability warrant consideration: the Company uses a Black-Scholes option pricing model. The fair value of the warrant consideration will change over time depending on the volatility and share price at balance sheet date (see note 8 Long Term Debt).

(d) Royalty Agreement: the fair value is estimated using a discounted cash flow model based on probability adjusted projected annual net sales of each of the products which may be approved and sold by Éclat Pharmaceuticals (Note 8 Long Term Debt). The discount rate is 20%.

The following tables provide a reconciliation of fair value for which the Company used Level 3 inputs:

Acquisition
Liabilities
Liability recorded upon acquisition	$(50,927)
Operational gain (loss) recognized in earnings for fiscal year 2012	$18,993
Operational gain (loss) recognized in earnings for fiscal year 2013	$(26,959)
Net carrying value at January 1, 2014	$(58,893)
Operational gain (loss) recognized in earnings for three months to March 31, 2014	$(17,639)
Payment of interest on acquisition liability note	$1,390
Reimbursment of acquisition liability note	$12,000
Net carrying value at March 31, 2014	$(63,142)

	Deerfield Royalty	Broadfin Royalty
	Agreement	Agreement

Liability recorded upon execution of Agreeement	$(2,600)	$(2,187)
Interest expense recognized in earnings for 2013	$(1,990)
interest expense recognized in earnings for three months to March 31, 2014	$(105)	$(52)

Net carrying value at March 31, 2014	$(4,695)	$(2,239)

The acquisition liabilities, consisting of the note, warrants and deferred consideration, and Royalty agreement all of which are classified as long-term debt, are measured at fair value and the income or expense may change significantly as assumptions regarding the valuations and probability of successful development and approval of products in development vary.